GOODWILL AND INTANGIBLE ASSET (Details 2) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
2021	$ 8,175
2022	8,175
2023	8,175
2024	8,175
2025	8,175
Thereafter	28,613
Finite-Lived Intangible Assets, Net	$ 69,488	$ 77,663